Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2024
Statement [Line Items]
Schedule of derivative contract

	06.30.2024
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	Gain/ (loss) for valuation at fair value at year-end
Forward:
Sales
Corn	115,150	-	(247)	(43)
Soybeans	286,054	-	(496)	8,577
Wheat	12,100	-	-	360
Livestock	6,600	-	-	(1)
Cotton	16,163,700	-	(509)	449
Ethanol	16,920	-	331	150
Sugarcane	1,500,000	-	33	(567)
Purchase
Corn	24,766	-	-	(455)
Soybeans	13,407	-	-	(270)
Wheat	10,828	-	-	(197)
Options:
Sale put
Corn	900	4	-	-
Soybeans	37,800	252	-	(4)
Wheat	8,800	72	-	(97)
Purchase put
Corn	15,956	(49)	(208)	(167)
Soybeans	57,976	(19)	(1,798)	(323)
Wheat	4,000	-	16	16
Cotton	-	-	-	128
Sale call
Corn	34,200	169	-	-
Soybeans	51,520	303	-	(24)
Wheat	5,100	28	-	-
Purchase call
Wheat	8,756	-	16	167
Soybeans	113,152	(31)	483	336
Ethanol	9,000	-	520	-
Wheat	2,900	(20)	-	-
Cotton	7,450,000	-	170	146
Total	25,949,585	709	(1,689)	8,181
	06.30.2023
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	(Loss)/ gain for valuation at fair value at year-end
Forward:
Sales
Corn	204,724	-	(178)	8,107
Soybeans	229,585	-	2,107	(1,364)
Wheat	35,900	-	-	877
Livestock	-	-	-	379
Cotton	703,948	-	(494)	(141)
Ethanol	159	-	(149)	2,058
Sugarcane	1,487,190	-	461	-
Purchase
Corn	800	-	-	(15)
Soybeans	3,460	-	-	89
Wheat	700	-	-	(7)
Options:
Sale put
Corn	22,600	26	-	-
Soybeans	834	661	762	-
Wheat	-	342	-	-
Purchase put
Corn	3,213	(197)	186	-
Soybeans	5,300	(680)	37	(56)
Wheat	4,800	(394)	89	89
Sale call
Corn	5,100	245	-	-
Soybeans	18,100	803	-	-
Wheat	9,200	416	-	-
Purchase call
Corn	-	(316)	-	268
Soybeans	8,700	(646)	-	1,014
Ethanol	159	-	45	-
Wheat	-	(227)	-	-
Total	2,744,472	33	2,866	11,298

Urban Properties And Investment Business [Member]
Statement [Line Items]
Schedule of net monetary position (liability)/asset
	06.30.2024
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	149,329	8,542	-	-	-	157,871
Borrowings	165,663	127,726	108,583	32,525	21,971	456,468
Finance lease obligations	19,742	14,910	10,651	8,325	23,250	76,878
Derivative financial instruments	12,147	3,093	-	-	-	15,240
Total	346,881	154,271	119,234	40,850	45,221	706,457

	06.30.2023
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	145,088	8,504	643	-	-	154,235
Borrowings	231,724	124,084	184,016	17,432	17,195	574,451
Finance lease obligations	19,884	21,140	323	16,522	26,308	84,177
Derivative financial instruments	4,608	172	-	-	-	4,780
Total	401,304	153,900	184,982	33,954	43,503	817,643
	06.30.2024
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	33,542	466	11	-	-	34,019
Borrowings	181,281	113,910	25,533	45,343	-	366,067
Finance lease obligations	1,234	1,300	1,366	1,433	13,663	18,996
Derivative financial instruments	4	-	-	-	-	4
Total	216,061	115,676	26,910	46,776	13,663	419,086

	06.30.2023
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	53,292	1,616	1,330	992	1,338	58,568
Borrowings	149,842	101,379	77,245	26,041	44,643	399,150
Finance lease obligations	955	1,081	1,226	1,178	15,381	19,821
Derivative financial instruments	22	-	-	-	-	22
Total	204,111	104,076	79,801	28,211	61,362	477,561

Agricultural Business [Member]
Statement [Line Items]
Schedule of capital structure of the group
	06.30.2024	06.30.2023
Gearing ratio (i)	39.60%	42.64%
Debt ratio (ii)	37.62%	42.89%
	06.30.2024	06.30.2023
Gearing ratio (i)	25.37%	22.83%
Debt ratio (ii)	20.23%	18.19%